Share-based compensation - DSUs and RSUs Granted (Details)	9 Months Ended
Sep. 30, 2024 shares $ / shares
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares) | shares	115,576
Granted (in shares) | shares	26,257
Number of units - end of period (in shares) | shares	141,833
DSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	$ 51.95
DSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	$ 68.04
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares) | shares	160,150
Granted (in shares) | shares	102,196
Released (in shares) | shares	(54,776)
Forfeited (in shares) | shares	(17,958)
Number of units - end of period (in shares) | shares	189,612
RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	$ 50.39
Weighted average exercise price of units released (in canadian dollars per share) | $ / shares	40.30
Weighted average exercise price of units forfeited (in canadian dollars per share) | $ / shares	52.15
RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	73.54
Weighted average exercise price of units released (in canadian dollars per share) | $ / shares	86.38
Weighted average exercise price of units forfeited (in canadian dollars per share) | $ / shares	$ 86.38